17 Intangible Assets (Details Narrative) - Software [member]	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortization rate	12.27%
Description of discount and growth rate	The discount rate applied to cash flow projections is 9.8% on December 31, 2020 (8.4% on December 31, 2019), and cash flows that exceed the three years period are extrapolated using a growth rate of 4.6% on December 31, 2020 (4.8% on December 31, 2019).
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	5 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	10 years